Reinsurance (Narrative) (Details) (USD $)			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 AM Best, A- Rating [Member]	Dec. 31, 2012 AM Best, A- Rating [Member]	Dec. 31, 2012 AM Best, B++ Rating [Member]	Dec. 31, 2013 Benefit Of RGA Subsidiaries [Member]	Dec. 31, 2012 Benefit Of RGA Subsidiaries [Member]	Dec. 31, 2013 Benefit Of Third Parties [Member]	Dec. 31, 2012 Benefit Of Third Parties [Member]
Effects of Reinsurance [Line Items]
Maximum Life Insurance Retention Per Individual Life	$ 8,000,000
Retrocession Pool Participants Minimum AM Best Rating			“A- (excellent)”	“A- (excellent)”	“B++ (good)”
Reinsurance ceded receivables	594,515,000	620,901,000
Reinsurance Recoverables Ceded Credit Risk	359,200,000	367,500,000
Reinsurance Recoverables, Percentage of Total	60.40%	59.20%
Reinsurance Claims Recoverables	134,100,000	156,000,000
Claims Recoverable From Retrocessionaires Past Due	4,200,000	10,400,000
Statutory Financial Reinsurance	6,800,000,000	6,300,000,000
Statutory Reserves Related To Financial Requirements	1,552,300,000	1,522,100,000
Assets held in trust and held in custody	$ 913,500,000	$ 909,200,000				$ 2,124,700,000	$ 2,140,700,000	$ 7,842,900,000	$ 7,549,000,000